INCOME TAXES - Reconcilation of tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate
Income (loss) before tax	$ (27,694)	$ (22,172)
Statutory income tax rate	26.60%	26.60%
Expected income tax	$ (7,367)	$ (5,898)
Differences between Canadian and foreign tax rates	(488)	(385)
Items not deductible for tax purposes	736	329
Share based compensation	671	680
Change in unrecognized deductible temporary differences	6,190	5,884
True ups	64
Effect of changes in tax rates from prior years		155
Effect of changes in foreign exchange rates	202	(723)
Other	(8)	(42)
Total income taxes	$ 0	$ 0
Statutory income tax rate	26.60%	26.60%